Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Income [Abstract]
Gains on reversal of accounts and other payables (Note)	$ 960,564		$ 25,523
Rent income	20,934	$ 24,026	21,878
Indemnity income		19,793	6,876
Others	2,434		4,921
Total other income	$ 983,932	$ 43,819	$ 59,198